INTANGIBLE ASSETS, NET - Narrative (Details) $ in Thousands			12 Months Ended
	Nov. 10, 2022 vessel	Jun. 30, 2022 subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net book value			$ 10,263	$ 13,867
Unfavorable contract liabilities, current			16,998	20,610
Unfavorable contract liabilities, noncurrent			87,449	104,447
Amortization income			17,600	22,300
Amortization income of unfavorable contract liabilities			20,600	33,900
Accumulated amortization			18,785	13,233
Intangible assets, impairment loss, cumulative amount			0	0
MSA Agreement
Finite-Lived Intangible Assets [Line Items]
Number of vessels acquired | vessel	4
ManCo SPA
Finite-Lived Intangible Assets [Line Items]
Number of subsidiaries acquired | subsidiary		4
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Net book value			4,270
Accumulated amortization			3,000	11,600
Customer Relationships And Assembled Workforce
Finite-Lived Intangible Assets [Line Items]
Amortization expense			2,600	1,600
Contract-Based Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Net book value			4,270	7,252
Accumulated amortization			$ 14,630	11,648
Contract-Based Intangible Assets | Other Current Assets
Finite-Lived Intangible Assets [Line Items]
Net book value				3,000
Contract-Based Intangible Assets | Other Noncurrent Assets
Finite-Lived Intangible Assets [Line Items]
Net book value				$ 4,300